Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”), and the average compensation of our non-PEO
named executive officers
(“Non-PEO
NEOs”) and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for First PEO 1 ($)	Summary Compensation Table Total for Second PEO 1 ($)	Summary Compensation Table Total for Third PEO 1 ($)	Compensation Actually Paid to First PEO 1,2,3 ($)	Compensation Actually Paid to Second PEO 1,2,3 ($)	Compensation Actually Paid to Third PEO 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions) 5	Pretax Income ($ Millions) 6
									Total Shareholder Return (“TSR”) ($)	Peer Group TSR ($)

2025	—	23,376,732	29,527,931	—	(12,775,985)	(11,774,256)	5,211,556	3,817,110	201.13	232.34	2,108	2,784

2024	—	25,086,806	29,546,675	—	24,747,900	29,216,181	3,824,311	4,703,030	242.97	255.39	3,968	5,150

2023	43,807,563	29,140,667	34,284,913	(714,918)	62,138,860	72,458,683	4,496,245	6,701,147	175.95	176.92	3,961	5,180

2022	30,447,048	30,032,983	—	33,989,081	34,618,820	—	12,287,576	12,862,760	119.19	112.90	4,649	5,980

2021	34,045,217	34,045,217	—	57,303,560	53,539,484	—	13,029,166	21,327,286	139.95	133.37	4,457	5,793

1.
Rick Beckwitt (“First PEO”) was our
Co-PEO
from November 2020 until his retirement in September 2023. Jonathan M. Jaffe (“Second PEO”) was our
Co-PEO
for each year presented. Stuart Miller (“Third PEO”) was our
Co-PEO
from September 2023 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021-2022	2023-2024	2025

Stuart Miller	Diane Bessette	Diane Bessette

Diane Bessette	Jeff McCall	Katherine Lee Martin

Jeff McCall	Mark Sustana	Mark Sustana

Mark Sustana	David Collins	David Collins

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Second PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2025

Summary Compensation Table Total ( $ )	(A)	$23,376,732

Exclusion of Stock Awards ($)		$(22,537,564)

Total Deductions from Summary Compensation Table ( $ )	(B)	$(22,537,564)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$12,200,582

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$(19,977,999)

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$2,596,337

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$(8,434,073)

Total Adjustments ( $ )	(C)	$(13,615,153)

Compensation Actually Paid ( $ )	(A) + (B) + (C)	$(12,775,985)

Third PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2025

Summary Compensation Table Total ( $ )	(A)	$29,527,931

Exclusion of Stock Awards ($)		$(25,743,051)

Total Deductions from Summary Compensation Table ( $ )	(B)	$(25,743,051)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$13,913,976

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$(22,816,843)

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$2,985,550

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$(9,641,819)

Total Adjustments ( $ )	(C)	$(15,559,136)

Compensation Actually Paid ( $ )	(A) + (B) + (C)	$(11,774,256)
Non-PEO
NEOs Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

		2025

Summary Compensation Table Total ( $ )	(A)	$5,211,556

Exclusion of Stock Awards ($)		$(3,293,937)

Total Deductions from Summary Compensation Table ( $ )	(B)	$(3,293,937)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$2,075,820

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$(594,977)

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$854,815

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$(436,167)

Total Adjustments ( $ )	(C)	$1,899,491

Compensation Actually Paid ( $ )	(A) + (B) + (C)	$3,817,110

4.
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Home Construction Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended November 30, 2025. The comparison assumes $100 was invested for the period starting November 30, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Home Construction Index, respectively. The numbers in the Peer Group column have been revised from the numbers previously reported in last year’s Pay versus Performance table in order to correct an administrative error. Historical stock performance is not necessarily indicative of future stock performance.

5.
The amounts in this column represent the Company’s net income including noncontrolling interests as required to be reported by Item 402(v)(2)(v) of Regulation
S-K
and as reported in our consolidated financial statements. In prior years, this column contained only the net income attributable to the Company. The amounts in this column have been updated to reflect net income attributable to noncontrolling interests as reported in the Company’s consolidated financial statements filed with the Company’s Annual Report on Form
10-K
for the applicable fiscal year.

6.
We determined Pretax Income (as defined in “Compensation Discussion and Analysis—2025 Compensation Decisions—Annual Cash Incentive Compensation” of this proxy statement) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Pretax Income
Named Executive Officers, Footnote
1.
Rick Beckwitt (“First PEO”) was our
Co-PEO
from November 2020 until his retirement in September 2023. Jonathan M. Jaffe (“Second PEO”) was our
Co-PEO
for each year presented. Stuart Miller (“Third PEO”) was our
Co-PEO
from September 2023 to present. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021-2022	2023-2024	2025

Stuart Miller	Diane Bessette	Diane Bessette

Diane Bessette	Jeff McCall	Katherine Lee Martin

Jeff McCall	Mark Sustana	Mark Sustana

Mark Sustana	David Collins	David Collins

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Home Construction Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended November 30, 2025. The comparison assumes $100 was invested for the period starting November 30, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Home Construction Index, respectively. The numbers in the Peer Group column have been revised from the numbers previously reported in last year’s Pay versus Performance table in order to correct an administrative error. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Second PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2025

Summary Compensation Table Total ( $ )	(A)	$23,376,732

Exclusion of Stock Awards ($)		$(22,537,564)

Total Deductions from Summary Compensation Table ( $ )	(B)	$(22,537,564)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$12,200,582

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$(19,977,999)

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$2,596,337

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$(8,434,073)

Total Adjustments ( $ )	(C)	$(13,615,153)

Compensation Actually Paid ( $ )	(A) + (B) + (C)	$(12,775,985)

Third PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		2025

Summary Compensation Table Total ( $ )	(A)	$29,527,931

Exclusion of Stock Awards ($)		$(25,743,051)

Total Deductions from Summary Compensation Table ( $ )	(B)	$(25,743,051)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$13,913,976

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$(22,816,843)

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$2,985,550

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$(9,641,819)

Total Adjustments ( $ )	(C)	$(15,559,136)

Compensation Actually Paid ( $ )	(A) + (B) + (C)	$(11,774,256)

Non-PEO NEO Average Total Compensation Amount	$ 5,211,556	$ 3,824,311	$ 4,496,245	$ 12,287,576	$ 13,029,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,817,110	4,703,030	6,701,147	12,862,760	21,327,286
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEOs Average Summary Compensation Table Total to Average Compensation Actually Paid Reconciliation

		2025

Summary Compensation Table Total ( $ )	(A)	$5,211,556

Exclusion of Stock Awards ($)		$(3,293,937)

Total Deductions from Summary Compensation Table ( $ )	(B)	$(3,293,937)

Increase for Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)		$2,075,820

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)		$(594,977)

Increase for Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)		$854,815

Increase/(Deduction) for Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)		$(436,167)

Total Adjustments ( $ )	(C)	$1,899,491

Compensation Actually Paid ( $ )	(A) + (B) + (C)	$3,817,110

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid, Company TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Pretax Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Pretax Income during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid, Company TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking
Compensation
Actually Paid to our PEOs and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Pretax Income
Relative Gross Profit Percentage
Relative Return on Tangible Capital
Relative Total Shareholder Return
Debt to EBITDA Ratio

Total Shareholder Return Amount	$ 201.13	242.97	175.95	119.19	139.95
Peer Group Total Shareholder Return Amount	232.34	255.39	176.92	112.9	133.37
Net Income (Loss)	$ 2,108,000,000	$ 3,968,000,000	$ 3,961,000,000	$ 4,649,000,000	$ 4,457,000,000
Company Selected Measure Amount	2,784,000,000	5,150,000,000	5,180,000,000	5,980,000,000	5,793,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Pretax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Gross Profit Percentage
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Return on Tangible Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Debt to EBITDA Ratio
Rick Beckwitt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 43,807,563	$ 30,447,048	$ 34,045,217
PEO Actually Paid Compensation Amount	$ 0	0	(714,918)	33,989,081	57,303,560
PEO Name	Rick Beckwitt
Jonathan M. Jaffe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 23,376,732	25,086,806	29,140,667	30,032,983	34,045,217
PEO Actually Paid Compensation Amount	$ (12,775,985)	24,747,900	62,138,860	34,618,820	53,539,484
PEO Name	Jonathan M. Jaffe
Stuart Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 29,527,931	29,546,675	34,284,913	0	0
PEO Actually Paid Compensation Amount	$ (11,774,256)	$ 29,216,181	$ 72,458,683	$ 0	$ 0
PEO Name	Stuart Miller
PEO | Jonathan M. Jaffe [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,615,153)
PEO | Jonathan M. Jaffe [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,200,582
PEO | Jonathan M. Jaffe [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,977,999)
PEO | Jonathan M. Jaffe [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,596,337
PEO | Jonathan M. Jaffe [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,434,073)
PEO | Jonathan M. Jaffe [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,537,564)
PEO | Jonathan M. Jaffe [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,537,564)
PEO | Stuart Miller [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,559,136)
PEO | Stuart Miller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,913,976
PEO | Stuart Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,816,843)
PEO | Stuart Miller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,985,550
PEO | Stuart Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,641,819)
PEO | Stuart Miller [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,743,051)
PEO | Stuart Miller [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,743,051)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,899,491
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,075,820
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(594,977)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	854,815
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(436,167)
Non-PEO NEO | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,293,937)
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,293,937)